VARIABLE-INTEREST ENTITIES (Tables) (Variable Interest Entity, Primary Beneficiary, Shanghai JIDI Network Technology Co., Ltd.)	12 Months Ended
Dec. 31, 2014
Variable Interest Entity, Primary Beneficiary | Shanghai JIDI Network Technology Co., Ltd.
Total Revenues and Net Income Loss

For the year ended December 31, 2012, and the period from January to May 2013, total revenues and net loss of Shanghai JIDI (which are included within discontinued operations) were as follows:

(in US$ thousands)	2012	2013
Total revenues	$100	$—

Net loss	$(888)	$—